Net Income Per Unit (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended				6 Months Ended
	Jun. 30, 2012		Jun. 30, 2011		Jun. 30, 2012		Jun. 30, 2011
Net Income (Loss), Per Outstanding Limited Partnership and General Partnership Unit, Basic and Diluted [Abstract]
Net income attributable to partners	$ 13,085	[1]	$ 7,895	[1],[2]	$ 24,641	[1],[2]	$ 7,895	[1],[2]
General partner's distributions (including IDRs) (a)	363	[3]	153	[3]	599	[3]	153	[3]
Limited partners' distributions on common units	6,343		3,734		12,178		3,734
Limited partner's distributions on subordinated units	6,254		3,734		12,013		3,734
Distributions less than (greater than) earnings	125		274		(149)		274
General partner's earnings:
General partner's distributions (including IDRs) (a)	363	[3]	153	[3]	599	[3]	153	[3]
Allocation of distributions less than (greater than) earnings	3		4		(3)		4
Total general partner's earnings	366		157		596		157
Limited partners' earnings on common units:
Limited partners' distributions on common units	6,343		3,734		12,178		3,734
Allocation of distributions less than (greater than) earnings	61		135		(73)		135
Total limited partners' earnings on common units	6,404		3,869		12,105		3,869
Limited partner's earnings on subordinated units:
Limited partner's distributions on subordinated units	6,254		3,734		12,013		3,734
Allocation of distributions less than (greater than) earnings	61		135		(73)		135
Total limited partner's earnings on subordinated units	$ 6,315		$ 3,869		$ 11,940		$ 3,869
Weighted average limited partner units outstanding:
Common units - basic (units)	15,464,686		15,254,890		15,359,788		15,254,890
Common unit equivalents (units)	24,322		43,315		33,228		43,315
Common units - diluted (units)	15,489,008		15,298,205		15,393,016		15,298,205
Subordinated units - basic and diluted (units)	15,254,890		15,254,890		15,254,890		15,254,890
Net income per limited partner unit:
Common - basic (dollars per unit)	$ 0.41		$ 0.25		$ 0.79		$ 0.25
Common - diluted (dollars per unit)	$ 0.41		$ 0.25		$ 0.79		$ 0.25
Subordinated - basic and diluted (dollars per unit)	$ 0.41	[1]	$ 0.25	[1],[2]	$ 0.78	[1],[2]	$ 0.25	[1],[2]
Footnote
General partner's ownership interest	2.00%		2.00%		2.00%		2.00%
Maximum percentage distribution to general partner					50.00%
Minimum distribution level for IDRs					$ 0.388125

[1]	Adjusted to include the historical results of the Long Beach marine terminal and related short-haul pipelines. See Notes A and B for further discussion.
[2]	Adjusted to include the historical results of the Martinez crude oil marine terminal. See Notes A and B for further discussion.
[3]	General partner's distributions (including IDRs) consist of the 2% general partner interest and IDRs, which entitle the general partner to receive increasing percentages, up to 50%, of quarterly distributions in excess of $0.388125 per unit per quarter. See Note L for further discussion related to IDRs.